LEASES - 10-K	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
LEASES	LEASES
Operating Leases
The Company leases most of its skilled nursing and assisted living facilities, as well as its office space and certain vehicles and equipment, under various non-cancelable operating lease agreements. These operating leases expire at various dates throughout 2049.
Substantially all operating leases for skilled nursing and assisted living facilities are on a “triple-net” basis, which require lessees to pay for all insurance, repairs, utilities, and real property taxes assessed on the leased property, and most of the leases are guaranteed by the Company and/or its stockholders.
For 11 of the facility operating leases, the Company holds an option to purchase the real estate which can be exercised at varying times starting September 9, 2021 through January 31, 2038. At lease inception it was determined that the exercise of these purchase options was not reasonably assured.
The facility leases are generally renewable at the Company’s option for additional terms ranging from 3 to 30 years. All facility leases provide for an additional percentage rent based upon specified rates per the terms of the agreements.
During the year ended December 31, 2021, the Company acquired facility leases and various leases for laptops, copiers, and vehicles as part of the acquisition further described in Note 15.
Real estate lease payments are deemed to constitute the right to use the underlying facilities and operate as a skilled nursing facility as permitted by the accompanying license. As the license is deemed to be inseparable from the related real estate in determining value, the payments related to these components have been combined into a single lease obligation representing the right to use the facilities and to operate under the terms of the accompanying license, respectively.
Finance Leases
The Company leases certain skilled nursing and assisted living facilities under finance lease agreements. The economic substance of each lease is that the Company is financing the facilities through the lease. The lease terms of these finance leases allow for a purchase option during a specified window. The Company has determined that it is reasonably certain to exercise the purchase option at the end of each purchase option window. Therefore the Company has calculated the lease term through the end of the purchase option window for each lease. Accordingly, such leases are recorded in the Company’s combined/consolidated financial statements as assets and liabilities.
Finance lease right-of-use assets are included in property and equipment and have a balance of $37,850 and $33,593 as of December 31, 2023 and 2022, respectively. The current portion of finance lease liabilities is included in other accrued expenses and has a balance of $942 and $37,895 as of December 31, 2023 and 2022, respectively. The long-term portion of finance lease liabilities is included in other liabilities and has a balance of $40,766 and $0 as of December 31, 2023 and 2022, respectively.
The components of lease expense were as follows:

	Year Ended December 31,
	2023	2022	2021
Operating lease expense
Rent - cost of services (1)	216,711	160,003	78,122
General and administrative expense	941	542	587
Variable lease costs (2)	26,399	21,252	9,337
Total operating lease expense	$244,051	$181,797	$88,046
Finance lease expense
Amortization of right-of-use assets	1,264	1,230	191
Interest on lease liabilities	1,113	546	87
Total financing lease expense	2,377	1,776	278
Total lease expense	$246,428	$183,573	$88,324
__________________
(1)Rent - cost of services includes other variable lease costs such as Consumer Price Index (CPI) increases and other rent adjustments of $2,745, $964 and $242 for the years ended December 31, 2023, 2022, and 2021, respectively.
(2)Variable lease costs, including property taxes and insurance, are classified in Cost of services in the Company’s combined/consolidated statements of income.
Operating lease expense is included in Rent - cost of services and General and administrative expense as indicated above. For finance lease expense, the amortization of right-of-use assets is included in depreciation and amortization while the interest component is included in interest expense.
The following table summarizes supplemental cash flow information related to leases:

	Year Ended December 31,
	2023	2022	2021
Operating cash paid for amounts included in the measurement of operating lease liabilities	$194,925	$143,683	$86,717
Operating cash paid for amounts included in the measurement of finance lease liabilities	1,113	546	87
Financing cash paid for amounts included in the measurement of finance lease liabilities	1,708	2,088	300
Operating lease right-of-use assets obtained in exchange for lease liabilities	805,866	99,843	916,823
Financing lease right-of-use assets obtained in exchange for lease liabilities	5,521	—	34,960
Information relating to the lease term and discount rate is as follows:

	Year Ended December 31,
	2023	2022	2021
Weighted-average remaining lease term (years)
Operating leases	13	13	14
Financing leases	3	1	2
Weighted-average discount rate
Operating leases	5.7%	5.1%	5.1%
Financing leases	7.2%	1.4%	1.4%
In determining the discount rate used to measure the right-of-use asset and lease liability, the Company uses rates implicit in the lease, or if not readily available, the Company will use its incremental borrowing rate. The Company’s incremental borrowing rate is based on an estimated secured rate comprised of a risk-free rate plus a credit spread as secured by its assets. Determining a credit spread as secured by the Company’s assets may require significant judgment.
Maturities of lease liabilities as of December 31, 2023 were as follows:

	Finance Leases	Operating Leases	Total
2024	$3,843	$220,272	$224,115
2025	23,560	220,997	244,557
2026	2,241	220,331	222,572
2027	17,995	217,976	235,971
2028	782	219,679	220,461
Thereafter	390	1,900,357	1,900,747
Total lease payments	$48,811	$2,999,612	$3,048,423
Less: present value discount	(7,103)	(928,177)	(935,280)
Present value of lease liabilities	$41,708	$2,071,435	$2,113,143
In addition to its lessee activity, the Company generates an immaterial amount of revenue from arrangements where it is a lessor of certain facilities. Revenue from those arrangements is included in other revenue on the combined/consolidated statements of income.
LEASES
Operating Leases
The Company leases most of its skilled nursing and assisted living facilities, as well as its office space and certain vehicles and equipment, under various non-cancelable operating lease agreements. These operating leases expire at various dates throughout 2049.
Substantially all operating leases for skilled nursing and assisted living facilities are on a “triple-net” basis, which require lessees to pay for all insurance, repairs, utilities, and real property taxes assessed on the leased property, and most of the leases are guaranteed by the Company and/or its stockholders.
For 13 of the facility operating leases, the Company holds an option to purchase the real estate which can be exercised at varying times until March 31, 2038. At lease inception it was determined that the exercise of these purchase options was not reasonably assured.
The facility leases are generally renewable at the Company’s option for additional terms ranging from 3 to 20 years. All facility leases provide for an additional percentage rent based upon specified rates per the terms of the agreements.
Real estate lease payments are deemed to constitute the right to use the underlying facilities and operate as a skilled nursing facility as permitted by the accompanying license. As the license is deemed to be inseparable from the related real estate in determining value, the payments related to these components have been combined into a single lease obligation representing the right to use the facilities and to operate under the terms of the accompanying license, respectively.
Finance Leases
The Company leases certain skilled nursing and assisted living facilities under finance lease agreements. The economic substance of each lease is that the Company is financing the facilities through the lease. The lease terms of these finance leases allow for a purchase option during a specified window. The Company has determined that it is reasonably certain to exercise the purchase option at the end of each purchase option window. Therefore the Company has calculated the lease term through the end of the purchase option window for each lease. Accordingly, such leases are recorded in the Company’s condensed combined/consolidated financial statements as assets and liabilities.
Finance lease right-of-use assets are included in property and equipment and have a balance of $37,205 and $37,850 as of June 30, 2024 and December 31, 2023, respectively. The current portion of finance lease liabilities is included in other accrued expenses and has a balance of $991 and $942 as of June 30, 2024 and December 31, 2023, respectively. The long-term portion of finance lease liabilities is included in other liabilities and has a balance of $40,279 and $40,766 as of June 30, 2024 and December 31, 2023, respectively.
The components of lease expense were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Operating lease expense
Rent - cost of services (1)	$65,833	$51,456	$129,794	$96,560
General and administrative expense	607	353	1,417	708
Variable lease costs (2)	8,119	6,044	17,033	11,964
Total operating lease expense	$74,559	$57,853	$148,244	$109,232
Finance lease expense
Amortization of right-of-use assets	322	313	645	620
Interest on lease liabilities	736	198	1,476	330
Total financing lease expense	1,058	511	2,121	950
Total Lease Expense	$75,617	$58,364	$150,365	$110,182
__________________
(1)Rent - cost of services includes other variable lease costs such as Consumer Price Index (CPI) increases and other rent adjustments of $497 and $620 for the three months ended June 30, 2024 and 2023, respectively, and $1,035 and $1,578 for the six months ended June 30, 2024 and 2023, respectively.
(2)Variable lease costs, including property taxes and insurance, are classified in Cost of services in the Company’s unaudited condensed combined/consolidated statements of (loss) income and comprehensive (loss) income.
Operating lease expense is included in Rent - cost of services and General and administrative expense as indicated above. For finance lease expense, the amortization of right-of-use assets is included in depreciation and amortization while the interest component is included in interest expense.
The following table summarizes supplemental cash flow information related to leases:

	Six Months Ended June 30,
	2024	2023
Operating cash paid for amounts included in the measurement of operating lease liabilities	$116,026	$88,175
Operating cash paid for amounts included in the measurement of finance lease liabilities	1,476	330
Financing cash paid for amounts included in the measurement of finance lease liabilities	438	1,065
Operating lease right-of-use assets obtained in exchange for lease liabilities	259,201	557,412
Financing lease right-of-use assets obtained in exchange for lease liabilities	—	2,028
Information relating to the lease term and discount rate is as follows:

As of June 30, 2024
Weighted-average remaining lease term (years)
Operating leases	14
Financing leases	2
Weighted-average discount rate
Operating leases	5.8%
Financing leases	7.2%
In determining the discount rate used to measure the right-of-use asset and lease liability, the Company uses rates implicit in the lease, or if not readily available, the Company will use its incremental borrowing rate. The Company’s incremental borrowing rate is based on an estimated secured rate comprised of a risk-free rate plus a credit spread as secured by its assets. Determining a credit spread as secured by the Company’s assets may require significant judgment.
Maturities of lease liabilities as of June 30, 2024 were as follows:

	Finance Leases	Operating Leases	Total
2024 (remainder)	$1,929	$116,501	$118,430
2025	23,560	232,133	255,693
2026	2,241	231,843	234,084
2027	17,995	229,876	247,871
2028	782	231,979	232,761
2029	391	233,208	233,599
Thereafter	—	1,934,120	1,934,120
Total lease payments	$46,898	$3,209,660	$3,256,558
Less: present value discount	(5,627)	(1,027,797)	(1,033,424)
Present value of lease liabilities	$41,271	$2,181,863	$2,223,134
In addition to its lessee activity, the Company generates an immaterial amount of revenue from arrangements where it is a lessor of certain facilities. Revenue from those arrangements is included in other revenue on the condensed combined/consolidated statements of (loss) income and comprehensive (loss) income.
LEASES	LEASES
Operating Leases
The Company leases most of its skilled nursing and assisted living facilities, as well as its office space and certain vehicles and equipment, under various non-cancelable operating lease agreements. These operating leases expire at various dates throughout 2049.
Substantially all operating leases for skilled nursing and assisted living facilities are on a “triple-net” basis, which require lessees to pay for all insurance, repairs, utilities, and real property taxes assessed on the leased property, and most of the leases are guaranteed by the Company and/or its stockholders.
For 11 of the facility operating leases, the Company holds an option to purchase the real estate which can be exercised at varying times starting September 9, 2021 through January 31, 2038. At lease inception it was determined that the exercise of these purchase options was not reasonably assured.
The facility leases are generally renewable at the Company’s option for additional terms ranging from 3 to 30 years. All facility leases provide for an additional percentage rent based upon specified rates per the terms of the agreements.
During the year ended December 31, 2021, the Company acquired facility leases and various leases for laptops, copiers, and vehicles as part of the acquisition further described in Note 15.
Real estate lease payments are deemed to constitute the right to use the underlying facilities and operate as a skilled nursing facility as permitted by the accompanying license. As the license is deemed to be inseparable from the related real estate in determining value, the payments related to these components have been combined into a single lease obligation representing the right to use the facilities and to operate under the terms of the accompanying license, respectively.
Finance Leases
The Company leases certain skilled nursing and assisted living facilities under finance lease agreements. The economic substance of each lease is that the Company is financing the facilities through the lease. The lease terms of these finance leases allow for a purchase option during a specified window. The Company has determined that it is reasonably certain to exercise the purchase option at the end of each purchase option window. Therefore the Company has calculated the lease term through the end of the purchase option window for each lease. Accordingly, such leases are recorded in the Company’s combined/consolidated financial statements as assets and liabilities.
Finance lease right-of-use assets are included in property and equipment and have a balance of $37,850 and $33,593 as of December 31, 2023 and 2022, respectively. The current portion of finance lease liabilities is included in other accrued expenses and has a balance of $942 and $37,895 as of December 31, 2023 and 2022, respectively. The long-term portion of finance lease liabilities is included in other liabilities and has a balance of $40,766 and $0 as of December 31, 2023 and 2022, respectively.
The components of lease expense were as follows:

	Year Ended December 31,
	2023	2022	2021
Operating lease expense
Rent - cost of services (1)	216,711	160,003	78,122
General and administrative expense	941	542	587
Variable lease costs (2)	26,399	21,252	9,337
Total operating lease expense	$244,051	$181,797	$88,046
Finance lease expense
Amortization of right-of-use assets	1,264	1,230	191
Interest on lease liabilities	1,113	546	87
Total financing lease expense	2,377	1,776	278
Total lease expense	$246,428	$183,573	$88,324
__________________
(1)Rent - cost of services includes other variable lease costs such as Consumer Price Index (CPI) increases and other rent adjustments of $2,745, $964 and $242 for the years ended December 31, 2023, 2022, and 2021, respectively.
(2)Variable lease costs, including property taxes and insurance, are classified in Cost of services in the Company’s combined/consolidated statements of income.
Operating lease expense is included in Rent - cost of services and General and administrative expense as indicated above. For finance lease expense, the amortization of right-of-use assets is included in depreciation and amortization while the interest component is included in interest expense.
The following table summarizes supplemental cash flow information related to leases:

	Year Ended December 31,
	2023	2022	2021
Operating cash paid for amounts included in the measurement of operating lease liabilities	$194,925	$143,683	$86,717
Operating cash paid for amounts included in the measurement of finance lease liabilities	1,113	546	87
Financing cash paid for amounts included in the measurement of finance lease liabilities	1,708	2,088	300
Operating lease right-of-use assets obtained in exchange for lease liabilities	805,866	99,843	916,823
Financing lease right-of-use assets obtained in exchange for lease liabilities	5,521	—	34,960
Information relating to the lease term and discount rate is as follows:

	Year Ended December 31,
	2023	2022	2021
Weighted-average remaining lease term (years)
Operating leases	13	13	14
Financing leases	3	1	2
Weighted-average discount rate
Operating leases	5.7%	5.1%	5.1%
Financing leases	7.2%	1.4%	1.4%
In determining the discount rate used to measure the right-of-use asset and lease liability, the Company uses rates implicit in the lease, or if not readily available, the Company will use its incremental borrowing rate. The Company’s incremental borrowing rate is based on an estimated secured rate comprised of a risk-free rate plus a credit spread as secured by its assets. Determining a credit spread as secured by the Company’s assets may require significant judgment.
Maturities of lease liabilities as of December 31, 2023 were as follows:

	Finance Leases	Operating Leases	Total
2024	$3,843	$220,272	$224,115
2025	23,560	220,997	244,557
2026	2,241	220,331	222,572
2027	17,995	217,976	235,971
2028	782	219,679	220,461
Thereafter	390	1,900,357	1,900,747
Total lease payments	$48,811	$2,999,612	$3,048,423
Less: present value discount	(7,103)	(928,177)	(935,280)
Present value of lease liabilities	$41,708	$2,071,435	$2,113,143
In addition to its lessee activity, the Company generates an immaterial amount of revenue from arrangements where it is a lessor of certain facilities. Revenue from those arrangements is included in other revenue on the combined/consolidated statements of income.
LEASES
Operating Leases
The Company leases most of its skilled nursing and assisted living facilities, as well as its office space and certain vehicles and equipment, under various non-cancelable operating lease agreements. These operating leases expire at various dates throughout 2049.
Substantially all operating leases for skilled nursing and assisted living facilities are on a “triple-net” basis, which require lessees to pay for all insurance, repairs, utilities, and real property taxes assessed on the leased property, and most of the leases are guaranteed by the Company and/or its stockholders.
For 13 of the facility operating leases, the Company holds an option to purchase the real estate which can be exercised at varying times until March 31, 2038. At lease inception it was determined that the exercise of these purchase options was not reasonably assured.
The facility leases are generally renewable at the Company’s option for additional terms ranging from 3 to 20 years. All facility leases provide for an additional percentage rent based upon specified rates per the terms of the agreements.
Real estate lease payments are deemed to constitute the right to use the underlying facilities and operate as a skilled nursing facility as permitted by the accompanying license. As the license is deemed to be inseparable from the related real estate in determining value, the payments related to these components have been combined into a single lease obligation representing the right to use the facilities and to operate under the terms of the accompanying license, respectively.
Finance Leases
The Company leases certain skilled nursing and assisted living facilities under finance lease agreements. The economic substance of each lease is that the Company is financing the facilities through the lease. The lease terms of these finance leases allow for a purchase option during a specified window. The Company has determined that it is reasonably certain to exercise the purchase option at the end of each purchase option window. Therefore the Company has calculated the lease term through the end of the purchase option window for each lease. Accordingly, such leases are recorded in the Company’s condensed combined/consolidated financial statements as assets and liabilities.
Finance lease right-of-use assets are included in property and equipment and have a balance of $37,205 and $37,850 as of June 30, 2024 and December 31, 2023, respectively. The current portion of finance lease liabilities is included in other accrued expenses and has a balance of $991 and $942 as of June 30, 2024 and December 31, 2023, respectively. The long-term portion of finance lease liabilities is included in other liabilities and has a balance of $40,279 and $40,766 as of June 30, 2024 and December 31, 2023, respectively.
The components of lease expense were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Operating lease expense
Rent - cost of services (1)	$65,833	$51,456	$129,794	$96,560
General and administrative expense	607	353	1,417	708
Variable lease costs (2)	8,119	6,044	17,033	11,964
Total operating lease expense	$74,559	$57,853	$148,244	$109,232
Finance lease expense
Amortization of right-of-use assets	322	313	645	620
Interest on lease liabilities	736	198	1,476	330
Total financing lease expense	1,058	511	2,121	950
Total Lease Expense	$75,617	$58,364	$150,365	$110,182
__________________
(1)Rent - cost of services includes other variable lease costs such as Consumer Price Index (CPI) increases and other rent adjustments of $497 and $620 for the three months ended June 30, 2024 and 2023, respectively, and $1,035 and $1,578 for the six months ended June 30, 2024 and 2023, respectively.
(2)Variable lease costs, including property taxes and insurance, are classified in Cost of services in the Company’s unaudited condensed combined/consolidated statements of (loss) income and comprehensive (loss) income.
Operating lease expense is included in Rent - cost of services and General and administrative expense as indicated above. For finance lease expense, the amortization of right-of-use assets is included in depreciation and amortization while the interest component is included in interest expense.
The following table summarizes supplemental cash flow information related to leases:

	Six Months Ended June 30,
	2024	2023
Operating cash paid for amounts included in the measurement of operating lease liabilities	$116,026	$88,175
Operating cash paid for amounts included in the measurement of finance lease liabilities	1,476	330
Financing cash paid for amounts included in the measurement of finance lease liabilities	438	1,065
Operating lease right-of-use assets obtained in exchange for lease liabilities	259,201	557,412
Financing lease right-of-use assets obtained in exchange for lease liabilities	—	2,028
Information relating to the lease term and discount rate is as follows:

As of June 30, 2024
Weighted-average remaining lease term (years)
Operating leases	14
Financing leases	2
Weighted-average discount rate
Operating leases	5.8%
Financing leases	7.2%
In determining the discount rate used to measure the right-of-use asset and lease liability, the Company uses rates implicit in the lease, or if not readily available, the Company will use its incremental borrowing rate. The Company’s incremental borrowing rate is based on an estimated secured rate comprised of a risk-free rate plus a credit spread as secured by its assets. Determining a credit spread as secured by the Company’s assets may require significant judgment.
Maturities of lease liabilities as of June 30, 2024 were as follows:

	Finance Leases	Operating Leases	Total
2024 (remainder)	$1,929	$116,501	$118,430
2025	23,560	232,133	255,693
2026	2,241	231,843	234,084
2027	17,995	229,876	247,871
2028	782	231,979	232,761
2029	391	233,208	233,599
Thereafter	—	1,934,120	1,934,120
Total lease payments	$46,898	$3,209,660	$3,256,558
Less: present value discount	(5,627)	(1,027,797)	(1,033,424)
Present value of lease liabilities	$41,271	$2,181,863	$2,223,134
In addition to its lessee activity, the Company generates an immaterial amount of revenue from arrangements where it is a lessor of certain facilities. Revenue from those arrangements is included in other revenue on the condensed combined/consolidated statements of (loss) income and comprehensive (loss) income.